Stockholders' Equity - September 2018 Rights Offering - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended
	Sep. 30, 2018	Feb. 28, 2018
Stockholders Equity Note [Abstract]
Sale of common stock, net of expenses (in shares)	6,669	606
Net proceeds from issuance of common stock	$ 7.0